9. Accrued Expenses and Other Current Liabilities (March 2014 note)	12 Months Ended
Mar. 31, 2014
Payables and Accruals [Abstract]
9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2014	2013
Salaries and related costs	$516,000	$455,000
Professional fees	362,000	141,000
Other	11,000	107,000
	$889,000	$703,000